17. Shareholders Equity	12 Months Ended
Dec. 31, 2017
Shareholders Equity
Shareholders' Equity

Note 17 — Shareholders’ Equity

Ordinary Shares

The Company is authorized to issue up to 50,000,000 ordinary shares, par value $0.001 per share. The holders of the ordinary shares are entitled to one vote for each ordinary share.

On July 7, 2015, the Company ceased control of SIM through the closing of the SIM Purchase Agreement in exchange for the return of 220,000 of the Company’s shares. 134,200 shares (61%) were canceled immediately upon their return, 85,800 shares (39%) remained as the Company’s treasury shares. Separately in 2015, an additional 253,881 shares of the founders’ shares were forfeited as a result of pre-determined stock price target not being reached pursuant to conditions set forth during the Company’s IPO in 2011.

On November 10, 2017, the Company ceased control of Nova through the closing of the Nova Purchase Agreement in exchange for the return of 53,828 of the Company’s shares. These shares are classified as the Company’s treasury shares for the year ended December 31, 2017. Separately in 2017, certain consultants of the Company and employees of the subsidiaries exercised their vested stock options, yielding 2,900 shares.

As of December 31, 2017, 2016 and 2015, there were 1,903,723, 1,954,651 and 1,954,651 ordinary shares outstanding, respectively. As of December 31, 2017 and 2016, there were 139,628, 85,800 and 85,800 shares as treasury shares, respectively.

Share Premium

As a result of the Company ceasing control of Seba on July 7, 2015, the Group derecognized the assets and liabilities of SIM from the consolidated statements of financial position. The Group further recognized the loss associated with the loss of control attributable to the former controlling interest. Following the ceasing of control, the Group did not retain an investment in SIM. Therefore, no retained interest remeasurement is necessary.

In connection with ceasing control of Nova on November 10, 2017, the Group derecognized the assets and liabilities of Nova from the consolidated statements of financial position. The Group further recognized the loss associated with the loss of control attributable to the former controlling interest. Following the ceasing of control, the Group did not retain an investment in Nova. Therefore, no retained interest remeasurement is necessary.